Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses
Accrued professional	$ 1,262	$ 672
Accrued salaries and other employee costs	2,965	1,584
Accrued other	187	20
Total accrued expenses	$ 4,414	$ 2,276